INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventories Tables
Inventories	Inventory at September 30, 2014 and December 31, 2013 consisted of the following:
	September 30,	December 31,
	2014	2013
Raw Materials	$91,271	$—
Total	$91,271	$—
Inventories consist of the following:
	December 31,	December 31,
	2013	2012
Finished Goods	$-	$256,714